Basic and Diluted Net Loss per Share	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Basic and Diluted Net Loss per Share
23.	Basic and Diluted Net Loss per Share

The following table presents the calculation of basic and diluted net loss per share for the periods following the Reorganization Transactions under the two-class method. See Note 1 for additional information related to basic and diluted net loss per share.

Prior to the Reorganization Transactions and IPO, the Shift4 Payments, LLC membership structure included Class A Common units and Class B Common units. The Company analyzed the calculation of net loss per unit for periods prior to the IPO and determined that it resulted in values that would not be meaningful to the users of these unaudited consolidated financial statements. Therefore, loss per unit information has not been presented for the three and nine months ended September 30, 2019. The basic and diluted net loss per share for the nine months ended September 30, 2020 represents only the period from June 5, 2020 to September 30, 2020, the period where the Company had outstanding Class A and Class C common stock.

Basic net loss per share has been computed by dividing net loss attributable to common shareholders for the period subsequent to the Reorganization Transactions by the weighted average number of shares of common stock outstanding for the same period. Shares issued during the period and shares reacquired during the period are weighted for the portion of the period in which the shares were outstanding. Diluted net loss per share has been computed in a manner consistent with that of basic net loss per share while giving effect to all shares of potentially dilutive common stock that were outstanding during the period.

	Three months ended September 30, 2020	June 5, 2020 through September 30, 2020
Net loss	$(9.9)	$(12.0)
Net loss attributable to noncontrolling interests	(4.7)	$(5.7)

Net loss attributable to common shareholders	$(5.2)	$(6.3)

Numerator—Basic and Diluted:
Net loss attributable to common shareholders	$(5.2)	$(6.3)
Allocation of net loss among common shareholders:
Net loss allocated to Class A common stock	$(2.9)	$(3.4)
Net loss allocated to Class C common stock	$(2.3)	$(2.9)
Denominator—Basic and Diluted:
Weighted average shares of Class A common stock outstanding	23,309,247	22,363,399
Weighted average shares of Class C common stock outstanding	19,222,017	19,424,100
Net loss per share—Basic and Diluted:
Class A common stock	$(0.12)	$(0.15)
Class C common stock	$(0.12)	$(0.15)

Excluded from the computation of diluted net loss per share for both the three and nine months ended September 30, 2020 are 2,171,660 employee RSUs and 46,170 non-employee director RSUs because the effect would have been anti-dilutive. Additionally, for the three months ended September 30, 2020 and for the period from June 5, 2020 through September 30, 2020, 35,567,488 shares of Class A common stock, convertible upon redemption of the noncontrolling interest by the Continuing Equity Owners, were excluded from the calculation of diluted net loss per share as the effect would be anti-dilutive.